Independent Accountants’ Agreed-Upon Procedures Report

Mercedes-Benz Financial Services Canada Corporation (the “Company”)
TD Securities Inc.
TD Securities (USA) LLC
RBC Dominion Securities Inc.
RBC Capital Markets, LLC
(together, the “Specified Parties”)

Re: MBARC Credit Canada Inc., 2024-A – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “SALC 2024-A_Data Tape_KPMG View_Prel Pool.xlsx” provided by the Company on December 6, 2023 (the “Data File”), containing information on 16,295 automobile lease receivables as of November 30, 2023 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by the MBARC Credit Canada Inc., 2024-A, Asset Backed Notes (the “Notes”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, and dates were within $1.00, 0.1%, and two (2) days, respectively, unless otherwise stated.

•	The term “Leases” means the pool of 16,295 new and pre-owned automobile lease receivables and the related leased vehicles.

•
The term “Lease Contract” means the original, photocopy or facsimile of the legal document or documents, provided to us by the Company, that includes Lease information. We make no representation regarding the execution of the Lease Contract by the lessee.

•	The term “ALFA” means the Company’s contract management system.

•	The term “ACE” means Automated Credit Evaluation, which is the Company’s system used to track credit scores related to its automobile leases.

•
The term “Account Number Mapping” means an electronic data file provided by the Company on December 15, 2023, containing the masked Lease Number included in the Data File and the actual customer account numbers as listed in ALFA.

•
The term “Lease Files” means any file containing some or all of the following documents provided by the Company: Lease Contract, screenshots from ALFA and ACE, Account Number Mapping. The Lease File, maintained and furnished to us by the Company, was represented by the Company to be either the original Lease File, a copy of the original Lease File, and/or electronic records contained within ALFA and ACE. We make no representation regarding the validity or accuracy of these documents or the execution of the Lease Contract by the lessee.

•	The term “Vehicle Model Class Mapping” means the vehicle model class mapping list provided by the Company, attached hereto as Exhibit B.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit C.

•	The term “Provided Information” means the Lease Files, Vehicle Model Class Mapping, and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.
We randomly selected a sample of 100 Leases from the Data File (the “Sample Leases”). A listing of the Sample Leases is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Leases we were instructed to randomly select from the Data File.

B.
For each Sample Lease, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the Lease Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Lease Files or the inability to agree the indicated information from the Data File to the Lease Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception, except for certain procedures related to Credit Score. The Lease File information is listed in the order of priority.

Attributes	Lease Files/ Instructions
Lease Number	ALFA screen shots and Account Number Mapping
Running Rate	ALFA screen shots
Adjusted Capitalized Cost	ALFA screen shots
Original Start Date	ALFA screen shots
Maturity Date (Recomputed Maturity Date)	Lease Contract and Instructions
Vehicle Value	ALFA screen shots
New/Used	Lease Contract and Instructions
Original Term	Lease Contract
Contract Residual	Lease Contract
Province or Territory of Origination	ALFA screen shots and Instructions
Base Rent Payment	Lease Contract
Vehicle Make	Lease Contract
Vehicle Model Class	Lease Contract and Instructions
Vehicle Model Year	Lease Contract
Vehicle Identification Number	Lease Contract
Credit Score	ACE screen shots and Instructions
Current Remaining Term (Recomputed Current Remaining Term)	ALFA screen shots and Instructions

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided by the Company, (ii) the physical existence of the Leases, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Leases being securitized, (iii) the compliance of the originator of the Leases with federal, province, and local laws and regulations, or (iv) any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
January 23, 2024

Exhibit A

The Sample Leases

Sample Lease #	Lease Number	Sample Lease #	Lease Number	Sample Lease #	Lease Number
1	92	35	5004	69	10193
2	233	36	5164	70	10221
3	324	37	5181	71	10348
4	558	38	5227	72	10589
5	612	39	5374	73	10741
6	634	40	6030	74	10927
7	691	41	6348	75	11226
8	756	42	6427	76	11359
9	1253	43	6517	77	11640
10	1367	44	6668	78	12076
11	1411	45	6775	79	12375
12	1430	46	6834	80	12452
13	1527	47	6863	81	12578
14	1605	48	7081	82	12817
15	1723	49	7156	83	12839
16	1957	50	7237	84	12900
17	2091	51	7426	85	12975
18	2592	52	7600	86	13504
19	2619	53	7717	87	13757
20	2708	54	7720	88	13768
21	2802	55	7872	89	13891
22	2960	56	8164	90	14428
23	3421	57	8263	91	14746
24	3838	58	8380	92	14790
25	3909	59	8455	93	15069
26	4040	60	8584	94	15144
27	4088	61	9173	95	15175
28	4112	62	9269	96	15257
29	4170	63	9435	97	15262
30	4483	64	9528	98	15624
31	4488	65	9550	99	15779
32	4533	66	9665	100	16283
33	4836	67	9981
34	4860	68	10150
The Company has assigned a unique Lease Number to each Lease in the Data File. The Lease Numbers referred to in this Exhibit are not the Customer Account Numbers.

Exhibit B
Vehicle Model Class Mapping

Vehicle Model per Lease Contract	Vehicle Model Class per Data File
A220 4MATIC Sedan	A2204M
A250 4MATIC Hatch	A2504M
AMG GT 53 4MATIC+	AMG GT 53
C300 4MATIC Cabriolet	C300A 4M
C300 4MATIC Sedan	C300 4M
C43 AMG 4MATIC Coupe	C43C 4M
C43 AMG 4MATIC Sedan	C43 4M
CLA 250 4MATIC Coupe	CLA250M
CLA35 AMG 4MATIC Coupe	CLA35 4M
CLS53 4MATIC+ Coupe	CLS53 4M
E450 4MATIC All-Terrain Wago	E450S4M
E450 4MATIC Cabriolet	E450A4M
E450 4MATIC Coupe	E450C4M
E450 4MATIC Sedan	E450W4M
E450 4MATIC Wagon	E450S4M
EQS 580 SUV (Pre-August	EQS580 SUV
GLA250 4MATIC SUV	GLA250M
GLB250 4MATIC SUV	GLB2504M
GLC300 4MATIC Coupe	GLC300C 4M
GLC300 4MATIC SUV	GLC300 4M
GLC43 AMG 4MATIC Coup	GLC43C 4M
GLC43 AMG 4MATIC Coupe	GLC43C 4M
GLC43 AMG 4MATIC SUV	GLC43
GLE350 4MATIC SUV	GLE350 4M
GLE450 4MATIC Coupe	GLE450C 4M
GLE450 4MATIC SUV	GLE450 4M
GLE53 4MATIC+ Coupe	GLE53C 4M
GLE53 4MATIC+ SUV	GLE53 4M
GLS 450 4MATIC SUV	GLS450 4M
GLS63 AMG 4MATIC+ SUV	GLS63 4M

Exhibit C
Instructions

Attribute	Instructions
Maturity Date (Recomputed Maturity Date)
Recompute the Maturity Date (the “Recomputed Maturity Date”) as the Lease Date indicated in the Lease Contract plus the Original Term indicated in the Lease Contract. Compare the Recomputed Maturity Date to the “O_OriginalMaturity Date” field in Data File.

New/Used
Compare the “O_NewUsed” field in the Data File to the New/Used information indicated in the Lease Contract. In the event the Lease Contract indicated “Demo,” consider the Sample Lease to be “New,” if the odometer reading per the Lease Contract was less than 15,000 kilometers. We were informed that it is the Company’s policy to consider such Leases to be “New” for purposes of structuring the leases using new car residual values.

Province or Territory of Origination	Compare the “O_StateCode” field in the Data File to the province or territory shown in the “Garaging Address” field in ALFA.
Vehicle Model Class	Compare the “O_ModelName” field in the Data File to the “Model” field in the Lease Contract based on the Vehicle Model Class Mapping, attached in Exhibit B.
Credit Score
For Sample Leases where the “O_CreditScore” field in the Data File is blank or contains a “0,” we were instructed not to perform any procedures related to Credit Score. There were no such Sample Leases where the “O_CreditScore” field was blank or contained a “0.”

Current Remaining Term (Recomputed Current Remaining Term)
In the event a payment was made after the Cut-off Date, recompute the Current Remaining Term (“Recomputed Current Remaining Term”) as the number contained in the “Rentals Remaining” field in ALFA plus one month. Compare the Recomputed Current Remaining Term to the “S_CurrRemTerm” field in the Data File.